Loss and Loss Adjustment Expense Reserves - Reconciliation of Net Incurred and Paid Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Incurred
Development table	$ 76.7	$ 28.1
Unallocated loss adjustment expense	8.3	2.2
Other	0.0
Loss and LAE of Spinnaker prior to the acquisition		(5.0)
Current year	85.0	25.3
Paid
Development table	35.2	17.1
Unallocated loss adjustment expense	8.3	(2.1)
Other	0.1
Loss and LAE of Spinnaker prior to the acquisition		2.0
Current year	$ 43.6	$ 17.0